Income tax expense - Summary of deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
OCI
Beginning balance		₩ (1,280,540)	₩ (390,077)
Changes		(3,515,450)	(890,463)
Ending balance		(4,795,990)	(1,280,540)
Tax effect
Beginning balance		295,605	(14,103)
Changes		917,667	309,708
Ending balance		1,213,272	295,605
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance		(824,213)	335,800
Changes		(3,293,654)	(1,160,013)
Ending balance		(4,117,867)	(824,213)
Tax effect
Beginning balance		209,342	(108,989)
Changes		854,660	318,331
Ending balance		1,064,002	209,342
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance		(2,506)	(7,133)
Changes		(4,508)	4,627
Ending balance		(7,014)	(2,506)
Tax effect
Beginning balance		689	1,961
Changes		1,170	(1,272)
Ending balance		1,859	689
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance		(116,876)	(374,944)
Changes		13,091	258,068
Ending balance		(103,785)	(116,876)
Tax effect
Beginning balance		(8,343)	(2,117)
Changes		(155)	(6,226)
Ending balance		(8,498)	(8,343)
Gain (loss) on cash flow hedges
OCI
Beginning balance		(38,004)	(67,935)
Changes		(100,043)	29,931
Ending balance		(138,047)	(38,004)
Tax effect
Beginning balance		11,532	19,764
Changes		29,551	(8,232)
Ending balance		41,083	11,532
Equity in other comprehensive income(loss) of associates
OCI
Beginning balance		13,362	6,850
Changes		(24,196)	6,512
Ending balance		(10,834)	13,362
Tax effect
Beginning balance		(5,766)	(2,000)
Changes		8,474	(3,766)
Ending balance		2,708	(5,766)
The accumulated other comprehensive income(loss) in separate account
OCI
Beginning balance	[1]	(31,072)	25,412
Changes	[1]	(153,594)	(56,484)
Ending balance	[1]	(184,666)	(31,072)
Tax effect
Beginning balance	[1]	8,223	(6,988)
Changes	[1]	40,387	15,211
Ending balance	[1]	48,610	8,223
Remeasurements of the defined benefit liability
OCI
Beginning balance		(473,356)	(532,176)
Changes		347,388	58,820
Ending balance		(125,968)	(473,356)
Tax effect
Beginning balance		130,232	146,396
Changes		(96,257)	(16,164)
Ending balance		33,975	130,232
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
OCI
Beginning balance		192,125	224,049
Changes		(299,934)	(31,924)
Ending balance		(107,809)	192,125
Tax effect
Beginning balance		(50,304)	(62,130)
Changes		79,837	11,826
Ending balance		₩ 29,533	₩ (50,304)

[1]	Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, are included in the other liabilities of principle and interest guaranteed separate account’s financial statement.